UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		May 6, 2004

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       10,960,804

Form 13F Information Table Value Total:	      241,386,032









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

ActivCard Corporation     CS      00506J107    456,567  75,579           X                            M&S             X
Adolor Corporation        CS      00724X102  3,186,350 211,577           X                            M&S             X
Alleghany Corporation     CS      017175100        875 216,388           X                            M&S             X
Ambac Financial           CS      023139108  7,656,888 103,780           X                            M&S             X
American Intl Group       CS      026874107    267,563   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  2,291,201  41,902           X                            M&S             X
Ansys, Inc.               CS      03662Q105  3,753,324  94,447           X                            M&S             X
Banknorth Group           CS      06646R107  8,419,658 247,346           X                            M&S             X
BellSouth Corp.           CS      079860102    220,412   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    624,137  24,787           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  6,134,013 154,743           X                            M&S             X
CYTYC Corporation         CS      232946103  9,860,177 443,154           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    464,005   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    983,908  34,211           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,733,804 169,975           X                            M&S             X
Compass BancShares        CS      20449H109  6,686,167 161,229           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,024,017  33,410           X                            M&S             X
Constellation Brands Inc. CS      21036P108  8,301,221 258,605           X                            M&S             X
Cost Plus Inc.            CS      221485105  2,932,979  70,251           X                            M&S             X
Digital River Inc.        CS      25388B104    798,483  33,978           X                            M&S             X
DoubleClick               CS      258609304  2,421,900 215,280           X                            M&S             X
Drew Industries           CS      26168L205    649,682  18,520           X                            M&S             X
Ebookers PLC ADR          CS      278725106  5,407,864 491,624           X                            M&S             X
Ensco International       CS      26874Q100  7,020,837 249,231           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    381,796   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  7,252,179 287,215           X                            M&S             X
General Electric          CS      369604103    337,246  11,050           X                            M&S             X
H.B. Fuller               CS      359694106    527,135  18,535           X                            M&S             X
Health Management Assoc.  CS      421933102  2,521,418 108,635           X                            M&S             X
Health Net Inc.           CS      42222G108  5,471,911 219,491           X                            M&S             X
Heartland Express Inc.    CS      422347104  7,305,989 320,579           X                            M&S             X
Impco Technologies        CS      45255W106    413,782  74,825           X                            M&S             X
Insight Communications    CS      45768V108  3,661,377 364,679           X                            M&S             X
Integral Systems          CS      45810H107    928,481  49,100           X                            M&S             X
Intrado, Inc.             CS      46117A100    521,382  26,917           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    680,972  40,128	         X			      M&S	      X
J2 Global Communications  CS      46626E205    669,926  29,669           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  4,582,070 102,737           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  6,047,491 117,427           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  8,164,605 745,626           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    755,295  29,275           X                            M&S             X
Marten Transport          CS      573075108    658,065  34,635           X                            M&S             X
Mediacomm Communications  CS      58446K105    662,252  82,575           X                            M&S             X
Meridian Resources        CS      58977Q109    380,476  63,202           X                            M&S             X
Morgan Stanley            CS      617446448    229,200   4,000           X                            M&S             X
Navigators Group, Inc.    CS      638904102    562,822  19,556           X                            M&S             X
New York Comm Bancorp     CS      649445103  7,889,950 230,162           X                            M&S             X
NiSource Industries       CS      65473P105  7,377,426 347,173           X                            M&S             X
PMI Group, Inc.           CS      69344M101  7,898,801 211,424           X                            M&S             X
Pfizer Inc                CS      717081103    506,122  14,440           X                            M&S             X
Pogo Producing Co.        CS      730448107  4,493,517  97,962           X                            M&S             X
Polaris Industries        CS      731068102  9,014,115 198,374           X                            M&S             X
Province Healthcare       CS	  743977100  4,638,428 291,725           X                            M&S             X
Respironics, Inc.         CS      761230101  5,591,826 103,514           X                            M&S             X
Ross Stores               CS      778296103  8,941,418 291,917           X                            M&S             X
SM&A                      CS      78465D105    713,338  64,790           X                            M&S             X
SeaChange International   CS      811699107    457,011  29,870           X                            M&S             X
Sharper Image Corp.       CS      820013100    291,591   8,950           X                            M&S             X
Shuffle Master Inc.       CS      825549108  4,627,754  99,543           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  8,761,604 323,068           X                            M&S             X
Solectron Corporation     CS      834182107  3,732,291 674,917           X                            M&S             X
Southwest Water Company   CS      845331107    387,860  24,302           X                            M&S             X
Sterling Bancorp NY       CS      859158107    514,177  17,639           X                            M&S             X
Superior Industries Intl  CS      868168105  6,722,012 154,458           X                            M&S             X
Symantec                  CS      871503108  6,198,459 133,876           X                            M&S             X
Tractor Supply Company    CS      892356106  2,885,453  74,521           X                            M&S             X
Tribune Co.               CS      896047107    403,520   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    398,882  47,205           X                            M&S             X
VCA Antech, Inc.          CS      918194101    209,735   6,770           X                            M&S             X
Valspar Corporation       CS      920355104  4,693,933  95,347           X                            M&S             X
WellPoint Health Networks CS      94973H108  5,469,363  48,095           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    773,922  15,915           X                            M&S             X
Non-Discretionary Bal     MF                 1,375,0001,375,000          X                            M&S             X
MuniVest Fund             MF      626295109    377,888  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    435,858  48,002           X                            M&S             X
COLUMN TOTAL                               241,386,03210,960,804         X                            M&S             X